Postretirement Benefits (Postretirement Benefit Adjustments Recognized In Other Comprehensive (Loss) Income) (Details) (U.S. Postretirement Benefit Plans [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss	$ 24
Amortization of actuarial loss	(9)
Amortization of prior service credit	25
Total recognized in other comprehensive income	$ 40